GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 6

Supplemental Data
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Loan #2	TILA Status	Application Date	TRID	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Qualifying Rate	Borrower Employment Indicator	Co Borrower Employment Indicator	B1 Citizenship Type	B2 Citizenship Type	Residual Income	HOA Name	Fee Amount	Next Due Date	QM DTI	Asset Depletion Flag	Bank Statements Flag	Expense Ratio (Bank Statements)	Profit and Loss Flag	Income Doc Detail	Document Level	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Months Deed in Lieu	Most Recent Short Sale Date	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Months Foreclosure	Mortgage & Rental History 1x30	Mortgage & Rental History 1x60	Mortgage & Rental History 1x90	Guideline Name	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	Is Equity Shared Loan	Investor Qualifying Rate	Years of W2s	Years of Personal Tax Returns	Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Months of Personal Bank Statements	Months of Business Bank Statements	DSCR
XXXX	XXXXXXX	XXXXXXX	Not Covered/Exempt	XX/XX/XXXX	Yes	Not Covered					Employed		US Citizen		$XXX		$XXX			No	No		No	1040 - XXXX; 12 months business bank statements	Full Documentation													0	0	0	LP: Accept		XX/XX/XXXX		$XXX		No		0	1	0	0	0		12
XXXX	XXXXXXX	XXXXXXX	Not Covered/Exempt	XX/XX/XXXX	Yes	Not Covered					Employed	Employed	US Citizen	US Citizen	$XXX					No	No		No	B1: Paystub, 2 Yrs W2, 1 yr 1040 B2:Paystub, 2 Yrs W2s, 1 yr 1040	Full Documentation													0	0	0	DU Approve/Eligible	$XXX	XX/XX/XXXX		$XXX		No		2	1	0	0	0